7. Trade Accounts Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade Accounts Receivables
	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2018	12.31.2017
Customers
Residential	343,122	224,828	16,671	584,621	512,817
Industrial	282,547	40,763	85,786	409,096	368,054
Commercial	284,733	64,786	29,930	379,449	340,520
Rural	64,804	20,498	4,332	89,634	80,531
Public Entities	43,038	9,028	4,854	56,920	55,826
Public lighting	39,095	19	-	39,114	37,684
Public service	41,211	1,046	445	42,702	39,780
Unbilled	538,245	-	-	538,245	471,421
Energy installments plan (7.1)	137,866	15,129	44,956	197,951	190,261
Low income subsidy - Eletrobras	11,958	-	-	11,958	14,435
Other receivables	41,725	23,768	72,623	138,116	157,611
	1,828,344	399,865	259,597	2,487,806	2,268,940
Concessionaires and Permission holder
Energy supplies
Energy purchase agreements in the
regulated market - CCEAR	4,590	788	5,504	10,882	61,838
Bilateral contracts	94,162	-	7,432	101,594	68,111
CCEE (7.2)	132,801	-	190,856	323,657	442,541
Unbilled	137,076	-	-	137,076	183,765
Quota system and Reimbursement to generators	-	740	2,254	2,994	1,331
	368,629	1,528	206,046	576,203	757,586
Charges from using transmission grid	191,879	8,305	7,876	208,060	162,020
.
Telecommunications	43,499	13,190	6,296	62,985	65,769
.
Gas distribution	87,754	5,074	10,512	103,340	49,837
.
Expected credit losses (7.3)	(2,886)	(10,732)	(317,770)	(331,388)	(309,830)
	2,517,219	417,230	172,557	3,107,006	2,994,322
Current				2,944,091	2,733,240
Noncurrent				162,915	261,082

7.1   Energy installments plan

The trade accounts receivable renegotiated are discounted to present value, taking into consideration the future value, the maturity dates, the dates of settlement and the discount rate ranging from 0.0028% to 2.1450% p.m.

7.2   Electricity Trading Chamber - CCEE

From the total balance, the most significant amounts are: (i) R$ 54,873 of Copel DIS, fully received to the date of this publication; (ii) R$ 57,930 of Wind Farms, of which R$ 8,606 were already received or offset and the remaining balance is expected to be received or offset with CCEE upcoming settlements; and (iii) R$ 201,252 of Copel GeT, of which R$ 42,023 was received and the balance is also expected to be received or offset with the upcoming CCEE settlements.

From this amount of GeT, R$ 190,856 is the remainder of the R$ 231,617 balance derived from the reprocessing by CCEE of the energy measured at the PLD amount for the period from January to October 2015. This was the result of the favorable outcome on the filing of application for preliminary injunction in the ordinary lawsuit for exclusion of responsibility in energy delivery to comply with the trading contracts of HPP Colíder (Note 18.4). During this period Copel GeT complied with its commitment with energy surpluses not contracted in its other plants.

From the amount of R$ 201,252 calculated by CCEE, based on the PLD amount, arising from the effects of the injunction to exclude the responsibility of Colíder HPP, there is an expected credit losses of R$ 119,665. The remaining balance of R$ 81,585 refers to the right that we are certain to receive for the energy supply, regardless of any litigation, measured at the price of the trading agreements.

Also, regarding the exclusion of responsibility of Colíder HPP, there is an additional amount of R$ 43,844 related to the same energy supply, measured at the PLD amount, which was not recognized due to the uncertainty on the related lawsuit merit judgment.

7.3   Expected credit losses

As from January 1, 2018, expected credit losses are recorded based on the analysis of the risks of realization of the credits in an amount considered sufficient to cover expected losses on the realization of the trade accounts receivable, considering specific criteria of the payment history, the collection actions performed for the recovery of the credit and the materiality of the amounts due in the receivables portfolio.

The Company considers the provision for expected credit losses of trade accounts receivable sufficient to cover possible losses on the realization of these assets, according to the breakdown below:

	Balance as of		Reversal	Balance as of	Additions/	Reversal	Balance as of	Effects of applying	Additions /	Reversal	Balance as of
	January 1, 2016	Additions	of write offs	December 31, 2016	(reversals)	of write offs	December 31, 2017	new IFRS	(reversals)	of write offs	December 31, 2018
Customers
Residential	104,167	69,041	(106,706)	66,502	36,177	(80,147)	22,532	(5,708)	62,274	(57,376)	21,722
Industrial	42,176	45,552	(21,165)	66,563	26,265	(14,049)	78,779	4,394	10,367	(6,343)	87,197
Commercial	48,385	49,664	(30,974)	67,075	18,101	(25,901)	59,275	16,973	10,318	(16,849)	69,717
Rural	1,827	4,106	(2,803)	3,130	2,997	(3,396)	2,731	1,646	3,734	(4,301)	3,810
Public Entities	10,651	2,424	(94)	12,981	(3,833)	(4,313)	4,835	3,262	(1,313)	(1,910)	4,874
Public lighting	81	23	-	104	205	(269)	40	389	(304)	(5)	120
Public service	607	504	-	1,111	(653)	(439)	19	460	8	(288)	199
Unbilled	-	-	-	-	-	-	-	1,573	(71)	-	1,502
Adjustment to present value	-	-	-	-	-	-	-	(4,048)	1,165	-	(2,883)
	207,894	171,314	(161,742)	217,466	79,259	(128,514)	168,211	18,941	86,178	(87,072)	186,258
Concessionaries and permission holder
CCEE (7.2)	119,665	-	-	119,665	-	-	119,665	-	-	-	119,665
Concessionaries and permission holder	10,141	3,266	(330)	13,077	1,287	(175)	14,189	4,155	(8,860)	(10)	9,474
	129,806	3,266	(330)	132,742	1,287	(175)	133,854	4,155	(8,860)	(10)	129,139
Telecommunications	191	2,598	(2,255)	534	8,309	(7,332)	1,511	(1,233)	12,749	(9,148)	3,879
Gas distribution	1,795	3,209	(80)	4,924	1,433	(103)	6,254	-	6,017	(159)	12,112
	339,686	180,387	(164,407)	355,666	90,288	(136,124)	309,830	21,863	96,084	(96,389)	331,388

Trade accounts receivable are written off when there is no reasonable expectation of recovery. Indications for this include, among other things, the inability of the debtor to participate in a plan to renegotiate its debt with the Company or to make contractual payments of overdue debts.

Expected credit losses are presented in selling expenses, in the group of Credit losses, provisions and reversals.